CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (2,750)	$ (11,147)	$ 2,646,138	$ 3,478,202
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(1,775,617)	(4,144,082)	(5,531,557)
Changes in operating assets and liabilities:
Prepaid income taxes		(34,141)	(114,106)	(120,579)
Prepaid expenses		60,937	(126,084)	(96,208)
Accrued expenses		(130,607)	153,297	214,813
Net cash used in operating activities	(2,750)	(1,890,575)	(1,584,837)	(2,055,329)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		0	(305,573,220)	(305,573,220)
Cash withdrawn from Trust Account for franchise and income taxes		719,347	969,147	1,264,402
Net cash provided by (used in) investing activities		719,347	(304,604,073)	(304,308,818)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid		0	299,461,755	299,461,755
Proceeds from sale of Private Placement Warrants		0	9,111,465	9,111,465
Repayment of advances from related party		0	(77,389)	(77,389)
Proceeds from promissory note - related party	70,000	0	79,500	79,500
Repayment of promissory note - related party		0	(400,000)	(400,000)
Payment of offering costs	(80,250)	0	(222,351)	(222,351)
Net cash provided by financing activities	14,750	0	307,952,980	307,952,980
Net Change in Cash	12,000	(1,171,228)	1,764,070	1,588,833
Cash - Beginning of period		1,600,833	12,000	12,000
Cash - End of period	12,000	429,605	1,776,070	1,600,833
Supplemental cash flow information:
Cash paid for income taxes		376,000	953,577	1,241,100
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption		0	292,267,800	292,267,800
Change in value of common stock subject to possible redemption		(11,140)	2,648,251	3,480,310
Deferred underwriting fee payable		0	10,695,063	10,695,063
Payment of offering costs through promissory note and advances	$ 213,754	$ 0	$ 114,135	$ 114,135